Financial instruments	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Financial instruments

5. Financial instruments

(1) Financial assets and liabilities by category, as of December 31, 2018 and 2017 are as follows:

	December 31, 2018		December 31, 2017
	Financial assets at amortized cost		Loans and receivables
Financial assets	(In millions of Korean won)
Cash and cash equivalents	~~W~~	86,051	~~W~~	39,095
Short-term financial instruments		9,500		22,500
Accounts receivables		60,664		42,168
Other receivables		255		698
Other current assets		191		155
Other non-current financial assets		1,494		1,394
Total	~~W~~	158,155	~~W~~	106,010

	Financial liabilities at amortized cost		Financial liabilities at amortized cost
Financial liabilities
Accounts payables	~~W~~	71,928	~~W~~	44,410
Accrued expenses		16		322
Other current liabilities		113		107
Other non-current liabilities		34		141
Total	~~W~~	72,091	~~W~~	44,980

Other current assets include short-term loans and accrued interest. Other non-current financial assets include leasehold deposits, other deposits, and long-term loans. Other non-current liabilities include capital lease payables.

(2) Net Gains or Losses by Category of Financial Instruments

Net gains or losses by each category of financial instruments for the periods ended December 31, 2018, 2017 and 2016 are as follows:

	2018		2017		2016
Financial assets at amortized cost	(In millions of Korean won)
Interest income	~~W~~	819	~~W~~	554	~~W~~	522
Gains on foreign currency transactions		159		231		759
Financial liabilities at amortized cost
Income(losses) on foreign currency transactions		105		(349)		(1,289)

(3) The carrying amount and fair value of financial instruments as of December 31, 2018 and 2017 are as follows:

	December 31, 2018
	Carrying value		Fair value
Financial assets	(In millions of Korean won)
Cash and cash equivalents	~~W~~	86,051	~~W~~	86,051
Short-term deposits not classified as cash equivalents		9,500		9,500
Accounts receivables		60,664		(*	)
Other receivables		255		(*	)
Other current assets		191		(*	)
Other non-current financial assets		1,494		(*	)
Total	~~W~~	158,155
Financial liabilities
Accounts payables	~~W~~	71,928		(*	)
Accrued expenses		16		(*	)
Other current liabilities		113		(*	)
Other non-current liabilities		34		(*	)
Total	~~W~~	72,091

	December 31, 2017
	Carrying value		Fair value
Financial assets	(In millions of Korean won)
Cash and cash equivalents	~~W~~	39,095	~~W~~	39,095
Short-term deposits not classified as cash equivalents		22,500		22,500
Accounts receivables		42,168		(*	)
Other receivables		698		(*	)
Other current assets		155		(*	)
Other non-current financial assets		1,394		(*	)
Total	~~W~~	106,010
Financial liabilities
Accounts payables	~~W~~	44,410		(*	)
Accrued expenses		322		(*	)
Other current liabilities		107		(*	)
Other non-current liabilities		141		(*	)
Total	~~W~~	44,980

(*) As the carrying amount is a reasonable approximation of fair value due to the short maturity of the instrument, it is excluded from fair value disclosure.

(4) The fair value hierarchy of the Company’s financial instruments at fair values as of December 31, 2018 and 2017 is as follows:

	December 31, 2018
	Level 1		Level 2		Level 3		Total
	(In millions of Korean won)
Cash and cash equivalents	~~W~~	48,005	~~W~~	38,046	~~W~~	—	~~W~~	86,051
Short-term financial instruments	~~W~~	5,500	~~W~~	4,000	~~W~~	—	~~W~~	9,500

	December 31, 2017
	Level 1		Level 2		Level 3		Total
		(In millions of Korean won)
Cash and cash equivalents	~~W~~	24,431	~~W~~	14,664	~~W~~	—	~~W~~	39,095
Short-term financial instruments	~~W~~	11,000	~~W~~	11,500	~~W~~	—	~~W~~	22,500

Fair value measurements are categorized into Level 1, 2 or 3 as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date;
•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and
•	Level 3 inputs are unobservable inputs for the asset or liability.

The fair value of financial instruments traded in an active market is determined based on the quoted market price as of the end of the reporting period. If the quoted prices are readily and regularly available through exchanges, sellers, brokers, industry groups, rating agencies or regulators and such prices represent actual market transactions that occur regularly between independent parties, they are considered active markets. These products are included in Level 1.

The fair value of financial instruments that are not traded in an active market is determined using valuation techniques. These valuation techniques use as much market observable information as possible and use the least amount of group-specific information. At this time, if all the significant input variables required to measure the fair value of a financial instrument are observable, the instrument is included in Level 2.

If one of more than one significant input variable is not based on observable market information, the financial instrument is included in Level 3.

The valuation techniques used to measure the fair value of a financial instrument include:

- Market price or deler price of a similar financial instrument

- The fair value of derivative instruments is determined by discounting the amount to present value using the leading exchange rate as of the end of the reporting period